Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Basic—
Net income attributable to NHI shareholders	¥ 92,786	¥ 142,996	¥ 153,116
Weighted average number of shares outstanding	3,006,744,201	3,063,524,091	3,055,525,640
Net income attributable to NHI shareholders per share	¥ 30.86	¥ 46.68	¥ 50.11
Diluted—
Net income attributable to NHI shareholders	¥ 92,606	¥ 142,861	¥ 153,064
Weighted average number of shares outstanding	3,114,313,612	3,158,708,013	3,147,338,609
Net income attributable to NHI shareholders per share	¥ 29.74	¥ 45.23	¥ 48.63